Deferred tax liability (Tables)	12 Months Ended
Dec. 31, 2020
Deferred tax liability [Abstract]
Deferred tax liability
Total
US$’000
At January 1, 2019	6,161
Net movement during the year, as restated*	986
At December 31, 2019, as restated*	7,147
Net movement during the year	(535)
At December 31, 2020	6,612
* see note 27